Investments, Net (Tables)	12 Months Ended
Sep. 30, 2025
Investments [Abstract]
Schedule of Investments Net

As of September 30, 2024 and 2025, investments consisted of the following:

	As of September 30,
	2024	2025
Short-term investments:
Fixed deposit receipt	$1,557,104	$-
Total short-term investments	1,557,104	-
Long-term investments:
Investments accounted for using the equity method (1)	11,510,894	11,272,414
Investments without readily determinable FVs (2)	6,467,256	6,375,140
Total long-term investments	17,978,150	17,647,554
Impairment of long-term investments	(3,120,994)	(6,643,439)
Total long-term investments, net	14,857,156	11,004,115
Total investments	$16,414,260	$11,004,115

(1)	In March 2023, the Group acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was accounted for using the equity method. In September 2024, the Group paid $4,075,467 to acquire 40% equity interest of Shanghai Mingli New Energy Technology Co., Ltd. (“Shanghai Mingli”).

(2)	In September 2022, the Group acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. (“Chongqing Chenglu”) for $3,479,252. In January 2024, the Group acquired 3.6554% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership) for $2,849,977. The Group invested in these investees as strategic investments to seize future market opportunities in the new energy industry. The Group has neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.

Schedule of Long-Term Investment

The movement of the carrying amount of long-term investment were as follows for the years ended September 30, 2024 and 2025:

	As of September 30,
	2024	2025
Beginning balance	$10,674,802	$14,857,156
Addition of investments accounted for using the equity method	3,969,851	-
Addition of investments without readily determinable fair values	2,776,120	-
Proportionate share of the equity investee’s net loss	(44,401)	(73,558)
Impairment loss of investments without readily determinable fair values	(3,040,113)	(3,255,838)
Impairment loss of investments accounted for using the equity method	-	(264,822)
Foreign currency translation adjustment	520,897	(258,823)
Ending balance	$14,857,156	$11,004,115

Schedule of Equity Method Investment

As of September 30, 2025, equity method investments held by the Group in aggregate met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. As such, the Group is required to present summarized financial information for all of its equity method investments as a group as follows:

	Year ended September 30,
	2023	2024	2025
Operating data:
Revenue	$198,511	$802,140	$2,811,881
Cost of revenue	239,357	686,245	2,025,010
Loss from operations	(195,776)	(485,008)	(194,278)
Net loss	(196,177)	(498,095)	(199,452)
	As of September 30,
	2024	2025
Balance sheets data:
Current assets	$11,739,363	$14,008,896
Non-current assets	15,194,546	14,997,857
Current liabilities	16,090,730	18,520,211
	Year ended September 30,
	2024	2025
Operating data:
Revenue	$-	$-
Cost of revenue	-	-
Loss from operations	(341,284)	(1,313)
Net loss	(341,284)	(1,313)

	As of September 30,
	2024	2025
Balance sheets data:
Current assets	$1,203	$6,801
Non-current assets	13,468,079	13,295,981
Current liabilities	14,460,845	14,281,628